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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE


THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE Form 13F FILED ON FEBRUARY
14, 2002 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH
CONFIDENTIAL TREATMENT EXPIRES ON FEBRUARY 14, 2003.

Report for the Calendar Year or Quarter Ended:  December 31, 2001

Check here if Amendment [X];  Amendment Number:  1
     This Amendment (Check only one):       [ ]    is a restatement.
                                            [X]    adds new holding entries.

INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT:

Name:        Attractor Investment Management Inc.
Address:     1440 Chapin Avenue, Suite 201
             Burlingame, CA 94010

Form 13F File Number:      28-05503

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:


Name:             Harvey Allison
Title:            President
Phone:            (650) 685-8541

Signature, Place, and Date of Signing:

                                   Burlingame, California     February 14, 2003
Report Type (Check only one):

[X] 13F HOLDING REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s)).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s)).


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                              FORM 13F SUMMARY PAGE
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

Report Summary:

Number of Other Included Managers:                                             0

Form 13F Information Table Entry Total:                                        8

Form 13F Information Table Value Total:                                   $54914
                                                                     (thousands)

List of Other Included Managers:                                          None

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                           FORM 13F INFORMATION TABLE

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


                            TITLE OF                   VALUE        SHRS OR       SH/    PUT/    INVESTMENT        OTHER
NAME OF ISSUER              CLASS        CUSIP        X($1000)      PRN AMT       PRN    CALL    DISCRETION       MANAGERS



AOL Time Warner              COM         00184A105       9781        304700       SH                SOLE            N/A

CNET, Inc.                   COM         12613R104       1794        200000       SH                SOLE            N/A

Doubleclick Inc.             COM         258609304       3878        342000       SH                SOLE            N/A

eBay, Inc.                   COM         278642103       6021         90000       SH                SOLE            N/A

Microsoft Corporation        COM         594918104      15039        227000       SH                SOLE            N/A

Oracle Corporation           COM         68389X105       1381        100000       SH                SOLE            N/A

Verisign, Inc.               COM         92343E102      12053        316860       SH                SOLE            N/A

Vignette Corporation         COM         926734104       4967        925000       SH                SOLE            N/A






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


                                     VOTING AUTHORITY
NAME OF ISSUER               SOLE        SHARED       NONE


AOL Time Warner               304700

CNET, Inc.                    200000

Doubleclick Inc.              342000

eBay, Inc.                     90000

Microsoft Corporation         227000

Oracle Corporation            100000

Verisign, Inc.                316860

Vignette Corporation          925000



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